REVENUE AND EXPENSES	12 Months Ended
Dec. 31, 2021
REVENUE AND EXPENSES

13.	REVENUE AND EXPENSES

Revenue

The breakdown of the Group’s revenues is as follows:

	2021	2020	2019
Online sports betting	45,875	39,719	42,678
Online casino wagering	34,178	30,778	18,905
Others	200	-	-
Total	80,253	70,497	61,583

Others represent the disposition of the Greenplay brand in exchange for 200 thousand euros pursuant to an asset purchase agreement between the Group and Aspire to Vita Media Group ApS on December 31, 2021.

No customer contributed more than 10% of revenue for the years ended December 31, 2021, 2020 and 2019.

Additionally, the distribution of sales by geographical market during the reporting period is as follows:

	2021	2020	2019
Spain	49,753	48,279	44,058
Mexico	24,908	18,422	15,222
Colombia	3,976	2,355	1,489
Others	1,616	1,441	814
Total	80,253	70,497	61,583

Personnel expenses

The heading personnel expenses for the 2021, 2020 and 2019 periods include expenses for wages, salaries, benefits (and other similar concepts) and social security and other social contributions expenses payable by the Group.

	2021	2020	2019
Wages, salaries and similar	6,248	4,483	4,308
Social security contributions payable by the Group	425	280	417
Other social contributions	407	394	377
Total	7,080	5,157	5,102

Depreciation and amortization

The breakdown of depreciation and amortization for the years ended December 31, 2021, 2020 and 2019 is as follows:

	2021	2020	2019
Depreciation of property, plant and equipment (Note 6)	54	40	27
Amortization of intangible assets (Note 5)	659	883	1,166
Amortization of right-of-use assets	8	9	-
Total	721	932	1,193

Other operating expenses

The breakdown of other operating expenses for the years ended December 31, 2021, 2020 and 2019 is as follows:

	2021	2020	2019
Gambling taxes	8,440	8,867	7,402
Leases	596	575	488
Utilities, repairs and maintenance	793	1,258	285
Professional services and other expenses	35,905	28,639	26,320
Listing and transaction costs	45,509	-	-
Casino license royalties	4,024	4,255	2,241
Marketing expenses	48,214	35,063	34,429
Total	143,481	78,657	71,165

The Group recognizes lease payments as an operating expense on a straight-line basis over the term of the lease for the short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value. The Group has also recognized the cost of doing business until November 2021 (costs that were incurred by the Codere Group, which were considered to be common expenses, and therefore, an allocation of these common expenses was performed in order to reflect the portion of these expenses related to the Group) within leases, which amounted to €117 thousand in 2021 (€127 thousand in 2020 and 2019).

Professional services and other expenses in 2021, 2020 and 2019 mainly include: (i) streaming services contracted to external parties offered to our customers as complement to our sports complete betting offer, (ii) the payment processing which allows our customers to deposit and withdraw money using user-friendly platforms from payment processing providers and (iii) some of our less popular sports odds hired to external providers. Additionally, included within this heading are certain other expenses, such as those relating to marketing and customer relationship management (“CRM”) tools.

Included within listing and transaction costs in 2021 is the cost of the listing of €35.8 million related to the Merger and recorded as a share-based payment in accordance with IFRS 2 (see Notes 2 and 9) and the net transaction costs associated with the Business Combination amounting to €9.6 million, of which €6.6 million were assumed by Codere Online and €3.0 million were assumed by CNEW.

Finance income / (cost)

Finance income/(cost) for the year ended December 31, 2021 primarily relates to the change in the fair value of the warrants from the date of transfer, November 30, 2021, to the end of the year, which amounted to €3,937 thousand. Additionally, included in this heading for the years ended December 31, 2021, 2020 and 2019 is both realized and unrealized foreign exchange gains/(losses) that have been created due to the fluctuation of the exchange rates between the euro and the other currencies, mainly the Mexican peso, the Colombian peso, Argentine peso and the Panamanian balboa, that the Group uses in its operations as well as interest expense related to the Group’s outstanding borrowings from related parties.

Earnings per share

Basic earnings per share amounts are calculated by dividing (a) the net income/(loss) for the year attributable to equity holders of the Parent by (b) the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net income/(loss) for the year attributable to ordinary equity holders of the Parent by the weighted average number of ordinary shares plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares, if any. The effect of warrants throughout 2021 qualified as antidilutive events. In accordance with IAS 33, antidilutive potential ordinary shares are disregarded in the calculation of diluted earnings per share.

As a result of the Business Combination, as described in Note 1, Codere Group has control of the Group through CNEW with approximately 66.5% of the total outstanding ordinary shares of Parent. The remaining shareholders of Parent, which include former DD3 shareholders and certain other investors, collectively hold the remaining 33.5% stake. As of December 31, 2021, Parent had 45,121,956 issued and outstanding shares.

Additionally, because IFRS requires that the calculation of basic and diluted earnings per share (“EPS”) for all periods presented be adjusted retrospectively when the number of ordinary shares or potential ordinary shares outstanding increases as a result of a capitalization, bond issue, or share split, or decreases as a result of a reverse share split, EPS calculations for the reporting period and the comparative period should be based on the new number of shares. Therefore, as a result of the issuance of new shares on November 30, 2021, earnings per share has also been adjusted for all periods presented to reflect the number of shares issued and outstanding giving an amount of 45,121,956 for the year 2021, and an amount of 30,006,101 shares for the 2020 and 2019 periods, which corresponds to the amount of shares attributable to CNEW (66.5%) without giving effect to the capital contribution of the DD3 shareholders and the resources obtained by the Nasdaq listing described in the previous paragraph.

Both basic and diluted earnings per share attributable to equity holders of the Group are calculated based on the following data, in each case for the years ended December 31, 2021, 2020 and 2019:

	12/31/2021	12/31/2020	12/31/2019
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(68,067)	(16,274)	(16,191)
Weight average number of shares outstanding:
Basic	6,686,432	4,463,482	4,463,482
Diluted	6,686,432	4,463,482	4,463,482
Basic earnings per share (euros)	(10.18)	(3.64)	(3.63)
Diluted earnings per share (euros)	(10.18)	(3.64)	(3.63)